FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 7,531	£ 7,085
Liabilities in respect of securities sold under repurchase agreements		10,258
Other deposits	98	270
Short positions in securities	73	117
	171	10,645
Financial liabilities at fair value through profit or loss	7,702	17,730
The Bank [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	7,484	7,032
Liabilities in respect of securities sold under repurchase agreements		10,258
Other deposits	140	362
Short positions in securities	73	67
	213	10,687
Financial liabilities at fair value through profit or loss	£ 7,697	£ 17,719